DIMENSIONAL INVESTMENT GROUP INC. DFA INTERNATIONAL VALUE PORTFOLIO IV EMERGING MARKETS PORTFOLIO II

                                                                                   SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                                                                                                         DATED FEBRUARY 28, 2009

1.	Results of the Shareholder Meeting

     On June 2, 2009, June 5, 2009, and July 8, 2009, Dimensional Investment Group Inc. (“DIG” or the “Fund”) held a Special Joint Meeting of Shareholders (the “Meeting”) for the purpose of voting on several proposals affecting the Fund and the Portfolios, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for the Fund and the Portfolios presented at the Meeting.

     Capitalized terms not otherwise defined in this supplement have the meanings assigned to them in the Statement of Additional Information (the “SAI”).

A.	Election of the Board of Directors

     At the Meeting, shareholders of the Fund elected David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Eduardo A. Repetto, Myron S. Scholes, and Abbie J. Smith as Directors of the Fund. Mr. Repetto had not served on the Board prior to his election at the Meeting. Rex A. Sinquefield, who previously had served as a Director of the Fund, did not stand for election as a Director at the Meeting, and Mr. Sinquefield has resigned from the Board. Therefore, references to Mr. Sinquefield in the SAI are deleted.

     As a result of the election of Mr. Repetto as a Director of the Fund, the information regarding Mr. Repetto under the heading “Officers” in the table beginning on page 12 of the SAI is deleted, and the following information regarding Mr. Repetto is added to the table under the heading “Interested Directors” beginning on page 10 of the SAI:

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42	Director, Vice President, and Chief Investment Officer	Since 2009	Chief Investment Officer (beginning March 2007)
and Vice President of Dimensional Fund Advisors
LP, Dimensional Holdings Inc., DFA Securities LLC,
Dimensional Emerging Markets Value Fund Inc.,
DFA Investment Dimensions Group Inc., DIG, The
DFA Investment Trust Company, DFA Australia
Limited, Dimensional Fund Advisors Ltd., and
Dimensional Fund Advisors Canada ULC. Formerly,
Research Associate for Dimensional Fund Advisors
			LP (June 2000 to April 2002).	89 portfolios in 4 investment companies	None

     The following is added under the heading “Interested Directors” in the table beginning on page 10 of the SAI relating to each Director’s ownership of shares of the Portfolios described in the SAI:

Name	Dollar Range of Fund Shares Owned
Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Interested Directors:
Eduardo A. Repetto	None	Over $100,000

1

B.	Changes to the Portfolios’ Fundamental Investment Limitations

     At the Meeting, shareholders of the Portfolios approved amendments to certain fundamental investment limitations of the Portfolios. Additionally, shareholders approved the elimination of certain other fundamental investment limitations of the Portfolios.

     The following replaces the information under the heading “INVESTMENT LIMITATIONS” contained on pages 2-4 of the SAI:

INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;
(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;
(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;
(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;
(5)	purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;
(6)	engage in the business of underwriting securities issued by others;
(7)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;
(8)	sell securities short; or
(9)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

     The investment limitations described in (5) and (7) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of one or more registered open-end investment companies, such as the Master Funds. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Master Fund in which the Portfolio invests.

     For purposes of the investment limitation in (1) above, the Emerging Markets Portfolio II (indirectly through its investment in the Emerging Markets Series) may borrow in connection with a foreign currency

2

transaction or the settlement of a portfolio trade. Additionally, with respect to the investment limitation in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio.

     Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, the Portfolios do not intend to lend those shares.

     Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of such Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     Notwithstanding any of the above investment restrictions, the Emerging Markets Series may establish subsidiaries or other similar vehicles for the purpose of conducing its investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as the Series or whose use is otherwise considered by the Series to be advisable. The Series would “look through” any such vehicle to determine compliance with its investment restrictions.

     Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken.

2.	Conversion of DFA Securities Inc.

     Effective April 6, 2009, DFA Securities Inc. (“DFAS”), the Fund’s distributor, converted from a Delaware corporation to a Delaware limited liability company. As a result, all references to DFAS in the SAI are replaced with DFA Securities LLC.

3.	Proxy Voting Policies

     The following two paragraphs replace the first and third paragraphs found under the heading “PROXY VOTING POLICIES” beginning on page 23 of the SAI:

      The Board of Trustees of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

     The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Master Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Master Funds, and the interests of the Advisor or its affiliates. If a

3

Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Master Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Trustees of the Trust.

The date of this Supplement is September 15, 2009.

4

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO III
U.S. LARGE CAP VALUE PORTFOLIO III
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2009

1.	Results of the Shareholder Meeting

     On June 2, 2009, June 5, 2009, and July 8, 2009, Dimensional Investment Group Inc. (“DIG” or the “Fund”) held a Special Joint Meeting of Shareholders (the “Meeting”) for the purpose of voting on several proposals affecting the Fund and the Portfolios, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolios approved each of the applicable proposals for the Fund and the Portfolios presented at the Meeting.

     Capitalized terms not otherwise defined in this supplement have the meanings assigned to them in the Statement of Additional Information (the “SAI”).

A.	Election of the Board of Directors

     At the Meeting, shareholders of the Fund elected David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Eduardo A. Repetto, Myron S. Scholes, and Abbie J. Smith as Directors of the Fund. Mr. Repetto had not served on the Board prior to his election at the Meeting. Rex A. Sinquefield, who previously had served as a Director of the Fund, did not stand for election as a Director at the Meeting, and Mr. Sinquefield has resigned from the Board. Therefore, references to Mr. Sinquefield in the SAI are deleted.

     As a result of the election of Mr. Repetto as a Director of the Fund, the information regarding Mr. Repetto under the heading “Officers” in the table beginning on page 13 of the SAI is deleted, and the following information regarding Mr. Repetto is added to the table under the heading “Interested Directors” beginning on page 11 of the SAI:

		Term of Office[1] and Length of Service		Portfolios within the DFA Fund Complex[2] Overseen

Other Directorships of Public Companies Held
Name, Address and Age	Position		Principal Occupation During Past 5 Years
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42	Director, Vice President, and Chief Investment Officer	Since 2009	Chief Investment Officer (beginning March 2007)
and Vice President of Dimensional Fund Advisors
LP, Dimensional Holdings Inc., DFA Securities LLC,
Dimensional Emerging Markets Value Fund Inc.,
DFA Investment Dimensions Group Inc., DIG, The
DFA Investment Trust Company, DFA Australia
Limited, Dimensional Fund Advisors Ltd., and
Dimensional Fund Advisors Canada ULC. Formerly,
Research Associate for Dimensional Fund Advisors
			LP (June 2000 to April 2002).	89 portfolios in 4 investment companies	None

      The following is added under the heading “Interested Directors” in the table beginning on page 11 of the SAI relating to each Director’s ownership of shares of the Portfolios described in the SAI:

Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Name	Dollar Range of Fund Shares Owned
Interested Directors:
Eduardo A. Repetto	None	Over $100,000

B.	Changes to the Portfolios’ Fundamental Investment Limitations

     At the Meeting, shareholders of the Portfolios approved amendments to certain fundamental investment limitations of the Portfolios. Additionally, shareholders approved the elimination of certain other fundamental investment limitations of the Portfolios.

     The following replaces the information under the heading “INVESTMENT LIMITATIONS” contained on pages 3-6 of the SAI:

INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;
(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;
(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;
(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;
(5)	purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;
(6)	engage in the business of underwriting securities issued by others; or
(7)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;
(8)	sell securities short; or
(9)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

2

     The investment limitations described in (5) and (7) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Funds. In applying the investment limitations, each such Portfolio will look through to the security holdings of the Master Fund in which the Portfolio invests.

     With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio.

     Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Inasmuch as a Portfolio will only hold shares of its corresponding Master Fund, the Portfolios do not intend to lend those shares.

     Each Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of such Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken.

2.	Conversion of DFA Securities Inc.

     Effective April 6, 2009, DFA Securities Inc. (“DFAS”), the Fund’s distributor, converted from a Delaware corporation to a Delaware limited liability company. As a result, all references to DFAS in the SAI are replaced with DFA Securities LLC.

3.	Proxy Voting Policies

     The following two paragraphs replace the first and third paragraphs found under the heading “PROXY VOTING POLICIES” beginning on page 32 of the SAI:

     The Board of Trustees of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

     The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Master Funds as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Master Funds, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a

3

particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Master Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Trustees of the Trust.

The date of this Supplement is September 15, 2009.

4

DIMENSIONAL INVESTMENT GROUP INC. DFA INTERNATIONAL VALUE PORTFOLIO II

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2009

1.	Results of the Shareholder Meeting

     On June 2, 2009, June 5, 2009, and July 8, 2009, Dimensional Investment Group Inc. (“DIG” or the “Fund”) held a Special Joint Meeting of Shareholders (the “Meeting”) for the purpose of voting on several proposals affecting the Fund and the Portfolio, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for the Fund and the Portfolio presented at the Meeting.

     Capitalized terms not otherwise defined in this supplement have the meanings assigned to them in the Statement of Additional Information (the “SAI”).

A.	Election of the Board of Directors

     At the Meeting, shareholders of the Fund elected David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Eduardo A. Repetto, Myron S. Scholes, and Abbie J. Smith as Directors of the Fund. Mr. Repetto had not served on the Board prior to his election at the Meeting. Rex A. Sinquefield, who previously had served as a Director of the Fund, did not stand for election as a Director at the Meeting, and Mr. Sinquefield has resigned from the Board. Therefore, references to Mr. Sinquefield in the SAI are deleted.

     As a result of the election of Mr. Repetto as a Director of the Fund, the information regarding Mr. Repetto under the heading “Officers” in the table beginning on page 12 of the SAI is deleted, and the following information regarding Mr. Repetto is added to the table under the heading “Interested Directors” beginning on page 10 of the SAI:

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42	Director, Vice President, and Chief Investment Officer	Since 2009	Chief Investment Officer (beginning March 2007)
and Vice President of Dimensional Fund Advisors
LP, Dimensional Holdings Inc., DFA Securities LLC,
Dimensional Emerging Markets Value Fund Inc.,
DFA Investment Dimensions Group Inc., DIG, The
DFA Investment Trust Company, DFA Australia
Limited, Dimensional Fund Advisors Ltd., and
Dimensional Fund Advisors Canada ULC. Formerly,
Research Associate for Dimensional Fund Advisors
			LP (June 2000 to April 2002).	89 portfolios in 4 investment companies	None

     The following is added under the heading “Interested Directors” in the table beginning on page 10 of the SAI relating to each Director’s ownership of shares of the Portfolio described in the SAI:

	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Name
Interested Directors:
Eduardo A. Repetto	None	Over $100,000

1

B.	Changes to the Portfolio’s Fundamental Investment Limitations

     At the Meeting, shareholders of the Portfolio approved amendments to certain fundamental investment limitations of the Portfolio. Additionally, shareholders approved the elimination of certain other fundamental investment limitations of the Portfolio.

     The following replaces the information under the heading “INVESTMENT LIMITATIONS” contained on pages 3-5 of the SAI:

INVESTMENT LIMITATIONS

     The Portfolio has adopted certain limitations which may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolio will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;
(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;
(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;
(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;
(5)	purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;
(6)	engage in the business of underwriting securities issued by others;
(7)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;
(8)	sell securities short; or
(9)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

     The investment limitations described in (5) and (7) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of one or more registered open-end investment companies, such as the Master Fund. In applying the investment limitations, the Portfolio will look through to the security holdings of the Master Fund in which the Portfolio invests.

2

     With respect to the investment limitation described in (1) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio.

     Although the investment limitation described in (2) above prohibits loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

     The Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of the Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken.

2.	Conversion of DFA Securities Inc.

     Effective April 6, 2009, DFA Securities Inc. (“DFAS”), the Fund’s distributor, converted from a Delaware corporation to a Delaware limited liability company. As a result, all references to DFAS in the SAI are replaced with DFA Securities LLC.

3.	Proxy Voting Policies

     The following two paragraphs replace the first and third paragraphs found under the heading “PROXY VOTING POLICIES” beginning on page 29 of the SAI:

     The Board of Trustees of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

     The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Master Fund as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Master Fund, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Master Fund. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of the Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Trustees of the Trust.

3

The date of this Supplement is September 15, 2009.

4

DIMENSIONAL INVESTMENT GROUP INC. U.S. LARGE CAP VALUE PORTFOLIO II

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2009

1.	Results of the Shareholder Meeting

     On June 2, 2009, June 5, 2009, and July 8, 2009, Dimensional Investment Group Inc. (“DIG” or the “Fund”) held a Special Joint Meeting of Shareholders (the “Meeting”) for the purpose of voting on several proposals affecting the Fund and the Portfolio, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental limitations. The shareholders of the Portfolio approved each of the applicable proposals for the Fund and the Portfolio presented at the Meeting.

     Capitalized terms not otherwise defined in this supplement have the meanings assigned to them in the Statement of Additional Information (the “SAI”).

A.	Election of the Board of Directors

     At the Meeting, shareholders of the Fund elected David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Eduardo A. Repetto, Myron S. Scholes, and Abbie J. Smith as Directors of the Fund. Mr. Repetto had not served on the Board prior to his election at the Meeting. Rex A. Sinquefield, who previously had served as a Director of the Fund, did not stand for election as a Director at the Meeting, and Mr. Sinquefield has resigned from the Board. Therefore, references to Mr. Sinquefield in the SAI are deleted.

     As a result of the election of Mr. Repetto as a Director of the Fund, the information regarding Mr. Repetto under the heading “Officers” in the table beginning on page 11 of the SAI is deleted, and the following information regarding Mr. Repetto is added to the table under the heading “Interested Directors” beginning on page 9 of the SAI:

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42	Director, Vice President, and Chief Investment Officer	Since 2009	Chief Investment Officer (beginning March 2007)
and Vice President of Dimensional Fund Advisors
LP, Dimensional Holdings Inc., DFA Securities LLC,
Dimensional Emerging Marekts Value Fund Inc.,
DFA Investment Dimensions Group Inc., DIG, The
DFA Investment Trust Company, DFA Australia
Limited, Dimensional Fund Advisors Ltd., and
Dimensional Fund Advisors Canada ULC. Formerly,
Research Associate for Dimensional Fund Advisors
			LP (June 2000 to April 2002).	89 portfolios in 4 investment companies	None

     The following is added under the heading “Interested Directors” in the table beginning on page 9 of the SAI relating to each Director’s ownership of shares of the Portfolio described in the SAI:

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Interested Directors:
Eduardo A. Repetto	None	Over $100,000

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B.	Changes to the Portfolio’s Fundamental Investment Limitations

     At the Meeting, shareholders of the Portfolio approved amendments to certain fundamental investment limitations of the Portfolio. Additionally, shareholders approved the elimination of certain other fundamental investment limitations of the Portfolio.

     The following replaces the information under the heading “INVESTMENT LIMITATIONS” contained on pages 3-5 of the SAI:

INVESTMENT LIMITATIONS

     The Portfolio has adopted certain limitations which may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

The Portfolio will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;
(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;
(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;
(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;
(5)	purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;
(6)	engage in the business of underwriting securities issued by others;
(7)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;
(8)	sell securities short; or
(9)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

     The investment limitations described in (5) and (7) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Fund. In applying the investment limitations, the Portfolio will look through to the security holdings of the Master Fund in which the Portfolio invests.

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     With respect to the investment limitation described in (1) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio.

     Although the investment limitation described in (2) above prohibits loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

     The Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of the Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken.

2.	Conversion of DFA Securities Inc.

     Effective April 6, 2009, DFA Securities Inc. (“DFAS”), the Fund’s distributor, converted from a Delaware corporation to a Delaware limited liability company. As a result, all references to DFAS in the SAI are replaced with DFA Securities LLC.

3.	Proxy Voting Policies

     The following two paragraphs replace the first and third paragraphs found under the heading “PROXY VOTING POLICIES” beginning on page 28 of the SAI:

     The Board of Trustees of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

     The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Master Fund as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Master Fund, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Master Fund. To the extent the Committee makes a determination regarding how to vote or to

3

abstain for a proxy on behalf of the Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Trustees of the Trust.

The date of this Supplement is September 15, 2009.

4

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2009

1.	Results of the Shareholder Meeting

     On June 2, 2009, June 5, 2009, and July 8, 2009, Dimensional Investment Group Inc. (“DIG” or the “Fund”) held a Special Joint Meeting of Shareholders (the “Meeting”) for the purpose of voting on several proposals affecting the Fund and the Portfolio, including, among other items, the election of Directors, the amendment of certain fundamental investment limitations, and the elimination of certain fundamental investment limitations. The shareholders of the Portfolio approved each of the applicable proposals for the Fund and the Portfolio presented at the Meeting.

     Capitalized terms not otherwise defined in this supplement have the meanings assigned to them in the Statement of Additional Information (the “SAI”).

A.	Election of the Board of Directors

     At the Meeting, shareholders of the Fund elected David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Robert C. Merton, Eduardo A. Repetto, Myron S. Scholes, and Abbie J. Smith as Directors of the Fund. Mr. Repetto had not served on the Board prior to his election at the Meeting. Rex A. Sinquefield, who previously had served as a Director of the Fund, did not stand for election as a Director at the Meeting, and Mr. Sinquefield has resigned from the Board. Therefore, references to Mr. Sinquefield in the SAI are deleted.

     As a result of the election of Mr. Repetto as a Director of the Fund, the information regarding Mr. Repetto under the heading “Officers” in the table beginning on page 10 of the SAI is deleted, and the following information regarding Mr. Repetto is added to the table under the heading “Interested Directors” beginning on page 7 of the SAI:

Other Directorships of Public Companies Held
		Term of Office[1] and Length of Service		Portfolios within the DFA Fund Complex[2] Overseen

Name, Address and Age	Position
Principal Occupation During Past 5 Years
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 42	Director, Vice President, and Chief Investment Officer	Since 2009	Chief Investment Officer (beginning March 2007)
and Vice President of Dimensional Fund Advisors
LP, Dimensional Holdings Inc., DFA Securities LLC,
Dimensional Emerging Markets Value Fund Inc.,
DFA Investment Dimensions Group Inc., DIG, The
DFA Investment Trust Company, DFA Australia
Limited, Dimensional Fund Advisors Ltd., and
Dimensional Fund Advisors Canada ULC. Formerly,
Research Associate for Dimensional Fund Advisors
			LP (June 2000 to April 2002).	89 portfolios in 4 investment companies	None

     The following is added under the heading “Interested Directors” in the table beginning on page 9 of the SAI relating to each Director’s ownership of shares of the Portfolio described in the SAI:

Name	Dollar Range of Fund Shares Owned
Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Interested Directors:
Eduardo A. Repetto	None	Over $100,000

1

B.	Changes to the Portfolio’s Fundamental Investment Limitations

     At the Meeting, shareholders of the Portfolio approved amendments to certain fundamental investment limitations of the Portfolio. Additionally, shareholders approved the elimination of certain other fundamental investment limitations of the Portfolio.

     The following replaces the information under the heading “INVESTMENT LIMITATIONS” contained on pages 2-4 of the SAI:

INVESTMENT LIMITATIONS

     The Portfolio has adopted certain limitations which may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolio will not:

(1)	borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC;
(2)	make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;
(3)	purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;
(4)	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;
(5)	purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;
(6)	engage in the business of underwriting securities issued by others;
(7)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;
(8)	sell securities short; or
(9)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

     The investment limitations described in (5) and (7) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of one or more registered, open-end investment companies, such as the Master Fund.

     With respect to the investment limitation described in (1) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio.

2

     Although the investment limitation described in (2) above prohibits loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

     The Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid securities, which limits investments in illiquid securities to 15% of the Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken.

2.	Conversion of DFA Securities Inc.

     Effective April 6, 2009, DFA Securities Inc. (“DFAS”), the Fund’s distributor, converted from a Delaware corporation to a Delaware limited liability company. As a result, all references to DFAS in the SAI are replaced with DFA Securities LLC.

3.	Proxy Voting Policies

     The following two paragraphs replace the first and third paragraphs found under the heading “PROXY VOTING POLICIES” beginning on page 27 of the SAI:

     The Board of Trustees of the Trust has delegated the authority to vote proxies for the portfolio securities held by the Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines have been developed by Institutional Shareholder Services, a wholly owned subsidiary of RiskMetrics Group, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

     The Advisor votes (or refrains from voting) proxies in a manner consistent with the best interests of the Master Fund as understood by the Advisor at the time of the vote. Generally, the Advisor analyzes proxy statements on behalf of the Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the Voting Guidelines. Since most proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Master Fund, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Master Fund. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of the Master Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Trustees of the Trust.

The date of this Supplement is September 15, 2009.

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